Vessels, Drilling Rigs, Drillships, Machinery and Equipment	6 Months Ended
Jun. 30, 2012
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Vessels:

	Cost	Accumulated	Net Book
		Depreciation	Value

Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	278,430	-	278,430
Vessel disposals	(132,950)	15,251	(117,699)
Depreciation	-	(53,886)	(53,886)
Balance, June 30, 2012	$2,510,187	$(447,072)	$2,063,115

On February 10, 2012, the Company concluded two Memoranda of Agreements for the sale of vessels Avoca and Padre and on March 16, 2012, the Company concluded one Memorandum of Agreement for the sale of vessel Positano, for a sale price of $118,000 in the aggregate. The Company has not classified the above vessels Avoca, Padre and Positano as "held for sale" in the accompanying consolidated balance sheets, as of December 31, 2011 and as of June 30, 2012, respectively, as all criteria required for their classification as "Vessels held for sale" were not met. As of December 31, 2011, an impairment loss of $32,584 in the aggregate, was recognized, as a result of the reduction of the vessels' carrying amount to their fair value. The vessels Avoca and Padre were delivered to their new owners on February 22, 2012 and February 24, 2012, respectively, realizing a loss of $1,487. The vessel Positano was delivered to her new owners May 4, 2012, realizing a gain of $499.

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated	Net Book
		Depreciation	Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	51,010	-	51,010
Disposals	(3)	-	(3)
Depreciation	-	(111,153)	(111,153)
Balance, June 30, 2012	$4,993,723	$(465,953)	$4,527,770

As of June 30, 2012, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure bank loans (Note 9).